Dividends	12 Months Ended
Dec. 31, 2021
Disclosure Of Dividends Per Share [abstract]
Dividends	DIVIDENDS

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

2020 final dividend of 320 SA cents per share (2019: 100 SA cents and 2018: 20 SA cents) declared on 17 February 2021.	190.4	84.7	11.5
2021 interim dividend of 210 SA cents was declared during 2021 (2020: 160 SA cents and 2019: 60 SA cents).	131.9	53.0	34.0
A final dividend in respect of the financial year ended 31 December 2021 of 260 SA cents per share was approved by the Board of Directors on 16 February 2022. This dividend payable is not reflected in these financial statements.

Dividends are subject to Dividend Withholding Tax.
Total dividends	322.3	137.7	45.5
Dividends per share – cents	36	16	5